Accumulated Other Comprehensive Income (Loss) (Tables)	3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014
Equity [Abstract]
Changes in Accumulated Other Comprehensive Loss

Changes in AOCI by component are as follows:

(in millions)	Unrealized Gain (Loss) on Available-for- Sale Securities		Cumulative Translation Adjustments (a)	Net Change in Retirement Obligations	Unrealized Gain (Loss) on Derivatives		Total Accumulated Other Comprehensive (Loss) Income
Balance as of April 25, 2014, net of tax	$(6)		$218	$(765)	$(44)		$(597)
Other comprehensive income before reclassifications, before tax	107		1	4	55		167
Tax expense	(39)		—	—	(19)		(58)

Other comprehensive income before reclassifications, net of tax	68		1	4	36		109
Reclassifications, before tax	(21)		—	19	3		1
Tax benefit (expense)	7		—	(6)	(2)		(1)

Reclassifications, net of tax	(14	)(b)	—	13 (c)	1	(d)	—

Other comprehensive income, net of tax	54		1	17	37		109

Balance as of July 25, 2014, net of tax	$48		$219	$(748)	$(7)		$(488)

(in millions)	Unrealized Gain (Loss) on Available-for- Sale Securities		Cumulative Translation Adjustments (a)	Net Change in Retirement Obligations	Unrealized Gain (Loss) on Derivatives		Total Accumulated Other Comprehensive (Loss) Income
Balance as of April 26, 2013, net of tax	$97		$205	$(852)	$58		$(492)
Other comprehensive (loss) income before reclassifications, before tax	(131)		(5)	—	18		(118)
Tax benefit (expense)	48		—	—	(6)		42

Other comprehensive (loss) income before reclassifications, net of tax	(83)		(5)	—	12		(76)
Reclassifications, before tax	(18)		—	23	(15)		(10)
Tax benefit (expense)	6		—	(9)	5		2

Reclassifications, net of tax	(12	)(b)	—	14 (c)	(10	)(d)	(8)

Other comprehensive (loss) income, net of tax	(95)		(5)	14	2		(84)

Balance as of July 26, 2013, net of tax	$2		$200	$(838)	$60		$(576)

(a)	Taxes are not provided on CTA as substantially all translation adjustments relate to earnings that are intended to be indefinitely reinvested outside the U.S.
(b)	Represents net realized gains on sales of available-for-sale securities that were reclassified from AOCI to other expense, net (see Note 6).
(c)	Includes net amortization of prior service costs and actuarial losses included in net periodic benefit cost (see Note 17).
(d)	Relates to foreign currency cash flow hedges that were reclassified from AOCI to other expense, net or cost of products sold and forward starting interest rate derivative instruments that were reclassified from AOCI to interest expense, net (see Note 9).

Presented below is a summary of activity for each component of accumulated other comprehensive loss for fiscal years 2013 and 2012:

(in millions)	Unrealized Gain (Loss) on Available-for- Sale Securities	Cumulative Translation Adjustments	Net Change in Retirement Obligations	Unrealized Gain (Loss) on Derivatives	Accumulated Other Comprehensive Loss
Balance as of April 29, 2011	$196	$443	$(607)	$(256)	$(224)
Other comprehensive (loss) income	(66)	(137)	(227)	181	(249)

Balance as of April 27, 2012	$130	$306	$(834)	$(75)	$(473)
Other comprehensive (loss) income	(33)	(21)	(18)	53	(19)
Correction of classification	—	(80)	—	80	—

Balance as of April 26, 2013	$97	$205	$(852)	$58	$(492)

 Changes in AOCI by component are as follows:

(in millions)	Unrealized Gain (Loss) on Available-for- Sale Securities		Cumulative Translation Adjustments (a)	Net Change in Retirement Obligations	Unrealized Gain (Loss) on Derivatives		Total Accumulated Other Comprehensive Loss
Balance as of April 26, 2013, net of tax	$97		$205	$(852)	$58		$(492)
Other comprehensive (loss) income before reclassifications, before tax	(89)		13	60	(120)		(136)
Tax benefit (expense)	32		—	(37)	44		39

Other comprehensive (loss) income before reclassifications, net of tax	(57)		13	23	(76)		(97)
Reclassifications, before tax	(72)		—	99	(42)		(15)
Tax benefit (expense)	26		—	(35)	16		7

Reclassifications, net of tax	(46	)(b)	—	64 (c)	(26	)(d)	(8)

Other comprehensive (loss) income, net of tax	(103)		13	87	(102)		(105)

Balance as of April 25, 2014, net of tax	$(6)		$218	$(765)	$(44)		$(597)

(a)	Taxes are not provided on CTA as substantially all translation adjustments relate to earnings that are intended to be indefinitely reinvested outside the U.S.
(b)	Represents net realized gains on sales of available-for-sale securities that were reclassified from AOCI to other expense, net (see Note 5).
(c)	Includes net amortization of prior service costs and actuarial losses included in net periodic benefit cost (see Note 14).
(d)	Relates to foreign currency cash flow hedges that were reclassified from AOCI to other expense, net or cost of products sold and forward starting interest rate derivative instruments that were reclassified from AOCI to interest expense, net (see Note 9).